TAXATION	3 Months Ended
Jun. 30, 2011
TAXATION [Text Block]
16.	TAXATION

The Company and its consolidated entities each files tax returns separately.

a) Value Added Tax (“VAT”)

Pursuant to the provisional regulation of the PRC on VAT and their implementing rules, all entities and individuals (“taxpayers”) that are engaged in the sale of goods in the PRC are generally required to pay VAT at a rate of 17% of the gross sales proceeds received, less any deductible VAT already paid or borne by the taxpayers.

The Group’s PRC subsidiaries are subject to VAT at 17% for their revenues from trading activities, contingent rental and joint operation activities.

b) Business tax

The Group’s PRC subsidiaries are subject to business tax at 5% for their revenues from straight-line rental and other service.

c) Income tax

United States

Fifth Season International is subject to United States income taxes at a tax rate of 34%.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company, irrespective of its residential status, is subject to tax on all profits (excluding profits arising from the sale of capital assets) arising in or derived from Hong Kong. No tax is levied on profits arising abroad, even if they are remitted to Hong Kong. The subsidiaries located in Hong Kong are subject to a Hong Kong profits tax rate of 16.5% on their income generated from Hong Kong for the periods presented.

PRC

In accordance with the relevant tax laws and regulations of the PRC, a company registered in the PRC is subject to state and local income taxes within the PRC at 25% on the taxable income.

d) Income tax expenses (benefits)

The reconciliation of income taxes computed at the statutory tax rates applicable to the PRC and Hong Kong, to income tax benefits is as follows:

	Six months ended June 30,		Three months ended June 30,
	2011	2010	2011	2010
	( Unaudited)	( Unaudited)	( Unaudited)	( Unaudited)
Income (loss) before income tax	$1,350,542	$(1,316,242)	$(2,551,004)	$(591,698)
Tax at statutory rate	408,675	(329,060)	(615,821)	(147,924)
Gain on the business combination	(1,779,125)	-	-	-
Change in valuation allowance	137,901	-	42,571	-
Non-deductible expenses	41,069	-	16,003	-
Income tax benefit	$(1,191,480)	$(329,060)	$(557,247)	$(147,924)

The charges for income tax expenses are based on the results for the periods as adjusted for items which are non-assessable or disallowed. They are calculated using tax rates that have been enacted or granted at the balance sheet dates.

The significant components of income tax expense are as follows:

	Six months ended June 30
	2011	2010
	( Unaudited)	( Unaudited)
Current tax expense	$46,409	$-
Tax loss carryforwards	(1,289,064)	(1,248,646)
Deferred tax expense(benefit)	51,175	919,586
Income tax benefit	$(1,191,480)	$(329,060)

e) Deferred tax assets and liabilities

Deferred tax assets and deferred tax liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the tax bases used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities are as follows:

	June 30,	December 31,
	2011	2010

	( Unaudited)
Deferred tax assets:
Tax loss carryforwards	$2,203,160	$748,458
Accrued rental expense and other related costs	491,146	365,983
Total	2,694,306	1,114,441
Less: valuation allowance	(137,897)	-
Deferred tax assets, net	2,556,409	1,114,441
Deferred tax liabilities:
Effect of differences between assigned value of property and their tax basis	12,994,152	6,942,528
Effect of differences between straight-line rental income and taxable rental income	675,678	335,402
	13,669,830	7,277,930
Net deferred tax liabilities	$11,113,421	$6,163,489

The Company’s RPC subsidiaries have tax loss carryforwards available amounting to approximate US$0.1 million, US$2.4 million and US$6.5 million, which begin to expire in 2014, 2015 and 2016, respectively, if unused by the offset of future taxable income of the individual subsidiaries.

The Group believes that the remaining tax loss carryforwards from Fifth Season HK amounting to US$0.83 million is unlikely be deductable in the future years and therefore the corresponding deferred tax assets were recognized with full allowance provided The Company has cumulative undistributed earnings of approximately $11,452,895 as of June 30, 2011, is included in consolidated retained earnings and will continue to be indefinitely reinvested in its operations in PRC. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if The Company concluded that such earnings will be remitted in the future.